First Trust Specialty Finance and Financial Opportunities Fund (FGB)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS – BUSINESS DEVELOPMENT COMPANIES – 96.1%
	Capital Markets – 96.1%
130,000	Ares Capital Corp. (a)	$3,039,400
100,000	Bain Capital Specialty Finance, Inc. (a)	1,907,000
390,000	Barings BDC, Inc. (a)	4,063,800
110,000	Blackstone Secured Lending Fund (a)	3,708,100
244,475	Blue Owl Capital Corp. (a)	3,779,583
71,000	Capital Southwest Corp. (a)	1,653,590
42,565	Crescent Capital BDC, Inc. (a)	783,622
88,500	FS KKR Capital Corp. (a)	2,077,980
135,000	Goldman Sachs BDC, Inc. (a)	1,760,400
260,000	Golub Capital BDC, Inc. (a)	4,074,200
330,000	Hercules Capital, Inc. (a)	6,900,300
90,000	Kayne Anderson BDC, Inc.	1,564,200
111,000	Main Street Capital Corp. (a)	6,748,800
65,000	MidCap Financial Investment Corp.	895,700
10,000	Morgan Stanley Direct Lending Fund	202,400
35,000	MSC Income Fund, Inc. (b)	598,500
353,000	New Mountain Finance Corp. (a)	4,112,450
100,000	Nuveen Churchill Direct Lending Corp. (a)	1,758,000
90,000	Oaktree Specialty Lending Corp. (a)	1,450,800
98,000	OFS Capital Corp. (a)	813,400
84,528	Palmer Square Capital BDC, Inc.	1,297,505
106,000	PennantPark Investment Corp.	770,620
44,000	Portman Ridge Finance Corp.	767,800
197,000	Sixth Street Specialty Lending, Inc. (a)	4,631,470
161,000	SLR Investment Corp. (a)	2,838,430
48,000	Trinity Capital, Inc.	794,880
	Total Common Stocks - Business Development Companies	62,992,930
	(Cost $57,648,219)
COMMON STOCKS – 8.6%
	Banks – 0.7%
10,000	Bank of America Corp.	461,000
	Capital Markets – 3.9%
11,000	Blackstone, Inc.	1,772,760
70,000	Runway Growth Finance Corp.	805,350
		2,578,110
	Financial Services – 3.5%
4,500	Berkshire Hathaway, Inc., Class B (a) (b)	2,312,235
Shares	Description	Value

	Insurance – 0.5%
150	Markel Group, Inc. (b)	$290,016
	Total Common Stocks	5,641,361
	(Cost $3,258,999)
	Total Investments – 104.7%	68,634,291
	(Cost $60,907,218)
	Outstanding Loan – (13.1)%	(8,600,000)
	Net Other Assets and Liabilities – 8.4%	5,541,140
	Net Assets – 100.0%	$65,575,431

(a)	All or a portion of this security serves as collateral on the outstanding loan. At February 28, 2025, the segregated value of these securities amounts to $39,792,161.
(b)	Non-income producing security.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•
Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Specialty Finance and Financial Opportunities Fund (FGB)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows:
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks - Business Development Companies*	$62,992,930	$62,992,930	$—	$—
Common Stocks*	5,641,361	5,641,361	—	—
Total Investments	$68,634,291	$68,634,291	$—	$—

*	See Portfolio of Investments for industry breakout.